Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) lease	Dec. 31, 2022 GBP (£) lease
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Number of leases with variable lease payment terms | lease	49	41
Number of leases | lease	94	106
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 229	£ 418
Extension and termination options reasonably certain to be exercised	429	486
Barclays Bank PLC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Extension and termination options reasonably certain to be exercised	£ 9	£ 11